Retirement Benefit Plans - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of defined benefit plans [abstract]
Defined contribution expense	£ 34	£ 23
Key management personnel expense	None	None
Total amount charged to the income statement	£ 10	£ 22